Note 17 - Acquisition/Sales of Assets and Interests (Table)	12 Months Ended
Dec. 31, 2010
Domestic and International Acquisitions [Abstract]
Change in the balance of goodwill [Table Text Block]

Balance as of December 31, 2008	118
Cumulative translation adjustment	21
Balance as of December 31, 2009	139
Acquisitions in Chile	49
Cumulative translation adjustment	4
Balance as of December 31, 2010	192

Acquisitions in the Biofuel Segments [Table Text Block]

Date of the acquisition	Company	% of shares	Value of the acquisition - US$ million

December 8, 2009	BSBios Marialva Indústria e Comércio	50	32
August 24, 2010	Bioóleo Industrial e Comercial	50	11
November 1, 2010	Nova Fronteira Bioenergia S.A.	37.05	155
January 18, 2010	Total Agroindústria Canavieira S.A.	40.37	79
May 14, 2010	Açúcar Guarani S.A.	45.7	380

Purchase options for specific purpose companies [Table Text Block]

			% of shares		Additional paid in capital
Date of option	Project	Corporate name of the SPE	2009	2010	2009	2010

04/30/2009	Marlim	Marlim Participações S.A	100%
12/11/2009	CLEP	Companhia Locadora de
		Equipamentos Petrolíferos	100%		983
12/30/2009	NovaMarlim	NovaMarlim Participações S.A.	43.43%	56.57%	13	1
03/16/2010	Cabuínas	Cayman Cabiúnnas Investment
		Co. Ltd.		100%
08/05/2010	Amazônia	Transportadora Urucu Manaus
		S.A - TUM		100%		99
09/01/2010	Barracuda &	Barracuda & Caratinga Holding
	Caratinga	Company B.V.		100%		(572)
					996	(472)